REVENUE INFORMATION (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
REVENUE INFORMATION
Revenues	¥ 1,031,323,444	$ 158,057,233	¥ 758,887,906	¥ 501,291,812
PRC, excluding Hong Kong S.A.R.
REVENUE INFORMATION
Revenues	927,952,713		708,671,224	484,160,833
Others
REVENUE INFORMATION
Revenues	103,370,731		50,216,682	17,130,979
Service
REVENUE INFORMATION
Revenues	1,002,649,055		758,887,906	501,291,812
Live streaming
REVENUE INFORMATION
Revenues	868,946,403		671,410,681	457,778,031
Advertising
REVENUE INFORMATION
Revenues	45,452,681		35,383,571	32,919,778
Membership
REVENUE INFORMATION
Revenues	71,227,203		36,738,369	4,716,854
Others
REVENUE INFORMATION
Revenues	17,022,768		¥ 15,355,285	¥ 5,877,149
Merchandise sales
REVENUE INFORMATION
Revenues	¥ 28,674,389